Pioneer High Income Municipal Fund

Schedule of Investments | May 31, 2020

Ticker Symbols:
Class A Class C Class Y	PIMAX HICMX HIMYX

Schedule of Investments | 5/31/20 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 91.6%
	DEBTORS IN POSSESSION FINANCING - 0.5% of Net Assets(a)
	Entertainment - 0.3%
5,000,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	$4,913,550
	Total Entertainment	$4,913,550
	Iron & Steel - 0.2%
4,500,000	United States Steel Corp., 6.25%, 3/15/26	$2,812,500
	Total Iron & Steel	$2,812,500
	TOTAL DEBTORS IN POSSESSION FINANCING
	(Cost $8,150,457)	$7,726,050
	MUNICIPAL BONDS - 91.1% of Net Assets(b)
	Alabama - 1.4%
3,500,000	Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A, 4.5%, 5/1/32 (144A)	$3,489,955
17,500,000	Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A, 5.25%, 5/1/44 (144A)	17,796,975
	Total Alabama	$21,286,930
	Alaska - 2.4%
5,420,000	Northern Tobacco Securitization Corp., 5.0%, 6/1/32	$5,433,550
31,985,000	Northern Tobacco Securitization Corp., Asset-Backed, Series A, 5.0%, 6/1/46	32,064,963
	Total Alaska	$37,498,513
	Arizona - 1.8%
1,675,000	Arizona Industrial Development Authority, Doral Academy Nevada Fire Mesa, Series A, 5.0%, 7/15/49 (144A)	$1,542,842
8,000,000	City of Phoenix, Industrial Development Authority, 3rd & Indian School Assisted Living Project, 5.4%, 10/1/36	8,110,560
9,400,000	City of Phoenix, Industrial Development Authority, Deer Valley Veterans Assisted Living Project, 5.125%, 7/1/36	9,243,020
1,000,000	County of Pima, Industrial Development Authority, Facility Desert Heights Charter, 7.0%, 5/1/34	1,073,910
3,000,000	County of Pima, Industrial Development Authority, Facility Desert Heights Charter, 7.25%, 5/1/44	3,226,500
1,700,000	Tempe Industrial Development Authority, Revenue Mirabella At ASU Project, Series A, 6.125%, 10/1/47 (144A)	1,710,183
2,400,000	Tempe Industrial Development Authority, Revenue Mirabella At ASU Project, Series A, 6.125%, 10/1/52 (144A)	2,407,320
	Total Arizona	$27,314,335
	Arkansas - 1.5%
27,000,000	Arkansas Development Finance Authority, Big River Steel Project, 4.5%, 9/1/49 (144A)	$23,605,830
	Total Arkansas	$23,605,830
	California - 10.3%
5,165,000	California County Tobacco Securitization Agency, Asset-Backed, Gold Country Funding Corp., 5.25%, 6/1/46	$5,165,826
7,830,000	California County Tobacco Securitization Agency, Asset-Backed, Los Angeles County Securitization Corp., 5.7%, 6/1/46	7,830,000
1,215,000	California County Tobacco Securitization Agency, Asset-Backed, Los Angeles County, Series A, 5.6%, 6/1/36	1,215,000
5,880,000	California County Tobacco Securitization Agency, Asset-Backed, Merced County, Series A, 5.25%, 6/1/45	6,034,409
4,835,000	California County Tobacco Securitization Agency, Asset-Backed, Sonoma County Corp., 5.125%, 6/1/38	4,931,748
2,600,000	California County Tobacco Securitization Agency, Asset-Backed, Sonoma County Corp., 5.25%, 6/1/45	2,652,026
2,000,000	California Municipal Finance Authority, 5.0%, 11/1/49 (144A)	2,051,880
1,600,000	California Municipal Finance Authority, 5.5%, 11/1/45 (144A)	1,642,720
250,000	California Municipal Finance Authority, John Adams Academics Project, Series A, 5.0%, 10/1/35	254,755
1,550,000	California Municipal Finance Authority, John Adams Academics Project, Series A, 5.25%, 10/1/45	1,577,481
500,000	California Municipal Finance Authority, Santa Rosa Academy Project, 5.125%, 7/1/35 (144A)	532,950
1,575,000	California Municipal Finance Authority, Santa Rosa Academy Project, 5.375%, 7/1/45 (144A)	1,674,367
6,300,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A, 6.0%, 7/1/42	6,569,388
2,975,000(c)	California School Finance Authority, Classical Academies Project, Series A, 7.375%, 10/1/43	3,471,349
305,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 4.75%, 10/1/24	322,193
830,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 5.625%, 10/1/34	898,525
2,175,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 5.875%, 10/1/44	2,344,520
1,000,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 6.0%, 10/1/49	1,080,510
3,230,000	California School Finance Authority, View Park High School, Series A, 7.125%, 10/1/48 (144A)	3,553,226
1,875,000	California Statewide Communities Development Authority, 5.0%, 11/1/41 (144A)	2,027,944
1,560,000	California Statewide Communities Development Authority, Baptist University, Series A, 6.125%, 11/1/33	1,682,304
4,030,000	California Statewide Communities Development Authority, Baptist University, Series A, 6.375%, 11/1/43	4,367,230
Principal Amount USD ($)		Value
	California - (continued)
1,000,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.25%, 12/1/43 (144A)	$1,020,940
13,095,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.25%, 12/1/56 (144A)	13,128,392
10,000,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.5%, 12/1/58 (144A)	10,266,600
4,415,000	City of Oroville CA, 5.25%, 4/1/49	5,005,948
3,500,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/54	3,953,145
9,825,000	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-2, 5.3%, 6/1/37	9,972,375
30,830,000	Golden State Tobacco Securitization Corp., Series A-1, 5.0%, 6/1/47	30,752,925
11,815,000	Golden State Tobacco Securitization Corp., Series A-1, 5.25%, 6/1/47	11,933,268
2,500,000(d)	Pittsburg Unified School District Financing Authority, 9/1/41 (AGM Insured)	1,378,350
1,925,000(d)	Pittsburg Unified School District Financing Authority, 9/1/42 (AGM Insured)	1,020,077
8,000,000	Tobacco Securitization Authority of Northern California, 5.5%, 6/1/45	8,080,080
	Total California	$158,392,451
	Colorado - 3.1%
2,345,000(c)(e)	Castle Oaks Metropolitan District No. 3, 5.5%, 12/1/45	$2,439,152
2,860,000(c)(e)	Castle Oaks Metropolitan District No. 3, 6.25%, 12/1/44	3,030,942
2,000,000(c)	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, 8.0%, 9/1/43	2,486,280
5,000,000(c)	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, 8.125%, 9/1/48	6,235,800
2,000,000(e)	Copperleaf Metropolitan District No. 2, 5.75%, 12/1/45	2,023,940
1,250,000(e)	Cottonwood Highlands Metropolitan District No. 1, Series A, 5.0%, 12/1/49	1,103,275
2,090,000(e)	Cottonwood Highlands Metropolitan District No. 1, Series B, 8.75%, 12/15/49	2,011,709
2,840,000(e)	Crystal Crossing Metropolitan District, 5.25%, 12/1/40	2,862,890
3,430,000	Dominion Water & Sanitation District, 6.0%, 12/1/46	3,596,972
1,380,000(e)	Lanterns Metropolitan District No 1, 5.0%, 12/1/39	1,397,471
2,835,000(e)	Lanterns Metropolitan District No 1, 5.0%, 12/1/49	2,817,678
683,000(e)	Lanterns Metropolitan District No 1, 7.75%, 12/15/49	646,501
7,635,000(e)	Larkridge Metropolitan District No. 2, 5.25%, 12/1/48	7,651,644
3,372,000(e)	Littleton Village Metropolitan District No. 2, 5.375%, 12/1/45	3,401,573
1,875,000(e)	Village at Dry Creek Metropolitan District No 2, 4.375%, 12/1/44	1,510,294
1,250,000(e)	Villas Metropolitan District, Series A, 5.125%, 12/1/48	1,340,275
1,240,000(e)	Willow Bend Metropolitan District, 5.0%, 12/1/39	1,280,213
1,460,000(e)	Willow Bend Metropolitan District, 5.0%, 12/1/49	1,489,229
755,000(e)	Willow Bend Metropolitan District, 7.625%, 12/15/49	713,807
	Total Colorado	$48,039,645
	Delaware - 0.2%
2,905,000	Delaware State Health Facilities Authority, Beebe Medical Center Project, 4.375%, 6/1/48	$3,064,194
	Total Delaware	$3,064,194
	District of Columbia - 0.1%
735,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	$758,888
	Total District of Columbia	$758,888
	Florida - 0.5%
5,000,000	Alachua County Health Facilities Authority, Terraces Bonita Springs Project, Series A, 8.125%, 11/15/46	$3,774,350
500,000	Capital Trust Agency, Inc., H Bay Ministries, Inc., 5.0%, 7/1/43	340,900
750,000	Capital Trust Agency, Inc., H Bay Ministries, Inc., 5.0%, 7/1/53	512,880
500,000	Capital Trust Agency, Inc., H Bay Ministries, Inc., 5.25%, 7/1/48	341,135
700,000	County of Lake FL, 5.0%, 1/15/39 (144A)	692,440
1,525,000	County of Lake FL, 5.0%, 1/15/49 (144A)	1,476,444
850,000	County of Lake FL, 5.0%, 1/15/54 (144A)	813,331
	Total Florida	$7,951,480
	Georgia - 0.7%
5,500,000(e)	Forsyth County School District, 5.0%, 2/1/36	$7,322,975
3,000,000(e)	State of Georgia, 5.0%, 7/1/26	3,830,250
	Total Georgia	$11,153,225
	Illinois - 8.5%
1,305,000(e)	Chicago Board of Education, 5.0%, 12/1/44	$1,258,568
4,275,000(e)	Chicago Board of Education, 5.0%, 12/1/46	3,961,814
15,000,000(e)	Chicago Board of Education, 5.0%, 12/1/46	13,901,100
1,000,000	Chicago Board of Education, 5.75%, 4/1/35	1,115,400
8,010,000	Chicago Board of Education, 6.0%, 4/1/46	8,919,295
1,520,000(e)	Chicago Board of Education Project, Series C, 5.25%, 12/1/39	1,510,834
2,035,000(e)	Chicago Board of Education, Series A, 5.0%, 12/1/33	2,039,192
870,000(e)	Chicago Board of Education, Series A, 5.0%, 12/1/41	831,381
7,395,000(e)	Chicago Board of Education, Series A, 5.0%, 12/1/42	6,921,055
1,205,000(e)	Chicago Board of Education, Series A, 5.5%, 12/1/39	1,209,278
1,000,000(e)	Chicago Board of Education, Series A, 7.0%, 12/1/46 (144A)	1,091,790
8,000,000(e)	Chicago Board of Education, Series B, 6.5%, 12/1/46	8,436,560
3,250,000(e)	Chicago Board of Education, Series D, 5.0%, 12/1/31	3,250,000
10,000,000(e)	City of Chicago IL, 5.5%, 1/1/49	9,487,100
4,695,000	City of Plano IL Special Service Area No 3 & No 4, 4.0%, 3/1/35	4,404,614
4,713,653(f)(g)	Illinois Finance Authority, Clare Oaks Project, Series B, 4.0%, 11/15/52	1,867,785
2,634,795(d)	Illinois Finance Authority, Clare Oaks Project, Series C-1, 11/15/52	13,174
Principal Amount USD ($)		Value
	Illinois - (continued)
526,959(g)	Illinois Finance Authority, Clare Oaks Project, Series C-2, 4.0%, 11/15/52	$2,635
526,959	Illinois Finance Authority, Clare Oaks Project, Series C-3, 0.0%, 11/15/52	7,246
920,000	Illinois Finance Authority, Norwegian American Hospital, Inc., 7.625%, 9/15/28	928,381
4,700,000	Illinois Finance Authority, Norwegian American Hospital, Inc., 7.75%, 9/15/38	4,827,323
25,000,000	Metropolitan Pier & Exposition Authority, 5.0%, 6/15/50	23,983,500
23,000,000	Metropolitan Pier & Exposition Authority, Mccormick Place Expansion Project, Series A, 5.0%, 6/15/57	21,567,330
2,830,000	Metropolitan Pier & Exposition Authority, McCormick Place, Series B, 5.0%, 6/15/52 (ST APPROP Insured)	2,691,358
7,690,000	Southwestern Illinois Development Authority, Comprehensive Mental Health Center, 6.625%, 6/1/37	5,306,100
1,415,000	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	1,344,278
	Total Illinois	$130,877,091
	Indiana - 7.7%
1,750,000(g)	City of Carmel, Barrington Carmel Project, Series A, 7.0%, 11/15/32	$50,312
2,000,000(g)	City of Carmel, Barrington Carmel Project, Series A, 7.125%, 11/15/42	57,500
2,000,000(g)	City of Carmel, Barrington Carmel Project, Series A, 7.125%, 11/15/47	57,500
775,000	City of Evansville IN, 4.8%, 1/1/28	705,785
6,475,000	City of Evansville, Silver Birch Evansville Project, 5.45%, 1/1/38	5,858,904
700,000	City of Fort Wayne, Silver Birch Fort Wayne Project, 5.125%, 1/1/32	687,393
4,565,000	City of Fort Wayne, Silver Birch Fort Wayne Project, 5.35%, 1/1/38	4,458,088
24,990,000	City of Hammond, Custodial Receipts Cabelas Project, 7.5%, 2/1/29 (144A)	25,020,988
1,275,000	City of Kokomo, Silver Birch of Kokomo, 5.75%, 1/1/34	1,304,669
5,325,000	City of Kokomo, Silver Birch of Kokomo, 5.875%, 1/1/37	5,449,924
1,230,000	City of Lafayette, Glasswater Creek Lafayette Project, 5.6%, 1/1/33	1,255,855
6,000,000	City of Lafayette, Glasswater Creek Lafayette Project, 5.8%, 1/1/37	6,158,520
1,000,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.1%, 1/1/32 (144A)	953,670
4,390,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.375%, 1/1/38 (144A)	4,209,132
2,050,000	City of Muncie, Silver Birch Muncie Project, 5.05%, 1/1/31	2,059,491
5,510,000	City of Muncie, Silver Birch Muncie Project, 5.25%, 1/1/37	5,512,590
4,560,000	City of Terre Haute, Silver Birch Terre Haute Project, 5.35%, 1/1/38	4,438,248
4,000,000(c)	County of Vigo, Hospital Authority, Union Hospitals, Inc., 8.0%, 9/1/41	4,383,920
7,500,000	Indiana Finance Authority, 5.0%, 7/1/44	7,637,100
1,405,000	Indiana Finance Authority, 5.0%, 7/1/48	1,427,817
1,705,000	Indiana Finance Authority, 5.25%, 1/1/51	1,743,311
5,190,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.125%, 7/1/37	5,280,669
330,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.375%, 7/1/47	335,716
1,940,000	Indiana Finance Authority, Sanders Glen Project, Series A, 4.25%, 7/1/43	1,805,345
1,795,000	Indiana Finance Authority, Sanders Glen Project, Series A, 4.5%, 7/1/53	1,686,313
11,985,000	Indiana Housing & Community Development Authority, 5.0%, 1/1/39 (144A)	10,562,380
8,580,000	Indiana Housing & Community Development Authority, Evergreen Village Bloomington Project, 5.5%, 1/1/37	8,338,816
8,000,000	Town of Plainfield Multifamily Housing Revenue, Glasswater Creek Project, 5.375%, 9/1/38	7,962,480
	Total Indiana	$119,402,436
	Iowa - 1.7%
8,000,000	Iowa Finance Authority, 4.75%, 8/1/42	$8,010,720
4,255,000	Iowa Tobacco Settlement Authority, 5.6%, 6/1/34	4,286,912
2,500,000	Iowa Tobacco Settlement Authority, Asset-Backed, Series C, 5.375%, 6/1/38	2,518,750
4,960,000	Iowa Tobacco Settlement Authority, Asset-Backed, Series C, 5.5%, 6/1/42	4,997,200
6,385,000	Iowa Tobacco Settlement Authority, Asset-Backed, Series C, 5.625%, 6/1/46	6,432,888
	Total Iowa	$26,246,470
	Kansas - 0.7%
400,000	Kansas Development Finance Authority, Village Shalom Project, Series A, 5.25%, 11/15/33	$ 390,196
9,215,000	Kansas Development Finance Authority, Village Shalom Project, Series A, 5.25%, 11/15/53	8,585,247
2,000,000	Kansas Development Finance Authority, Village Shalom Project, Series A, 5.5%, 11/15/38	1,974,840
	Total Kansas	$10,950,283
	Maryland - 0.2%
930,000	Maryland Health & Higher Educational Facilities Authority, City Neighbors, Series A, 6.75%, 7/1/44	$987,595
1,750,000(e)	State of Maryland, 5.0%, 3/15/29	2,220,102
	Total Maryland	$3,207,697
	Massachusetts - 1.0%
765,000	Massachusetts Development Finance Agency, Adventcare Project, 7.625%, 10/15/37	$533,236
2,000,000	Massachusetts Development Finance Agency, Adventcare Project, Series A, 6.75%, 10/15/37	1,816,240
1,250,000	Massachusetts Development Finance Agency, International Charter School, 5.0%, 4/15/40	1,312,650
4,500,000	Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility, 5.125%, 11/15/46 (144A)	4,629,195
917,706(d)	Massachusetts Development Finance Agency, Linden Ponds, Inc., Series B, 11/15/56	151,880
5,310,000(e)	Town of Brookline MA, 5.0%, 3/15/28	6,929,072
	Total Massachusetts	$15,372,273
	Michigan - 4.1%
1,250,000	Flint Michigan Hospital Building Authority, Hurley Medical Center, 7.375%, 7/1/35	$1,257,525
1,250,000	Flint Michigan Hospital Building Authority, Hurley Medical Center, Series A, 5.25%, 7/1/39	1,275,337
5,485,000	Flint Michigan International Academy, Public School Academy, 5.75%, 10/1/37	5,490,266
Principal Amount USD ($)		Value
	Michigan - (continued)
5,720,000	Michigan Finance Authority, 5.75%, 4/1/40	$5,801,396
3,840,000	Michigan Public Educational Facilities Authority, David Ellis-West Project, 5.875%, 6/1/37	3,914,227
7,135,000(f)	Michigan Strategic Fund, Michigan Department Offices Lease, Series B, 7.75%, 3/1/40	7,856,491
4,000,000(f)	Michigan Strategic Fund, Series B, 6.625%, 11/1/41	4,615,640
5,615,000	Michigan Tobacco Settlement Finance Authority, Series A, 6.0%, 6/1/34	5,629,037
26,795,000	Michigan Tobacco Settlement Finance Authority, Series A, 6.0%, 6/1/48	26,861,988
1,250,000	Michigan Tobacco Settlement Finance Authority, Series A, 6.875%, 6/1/42	1,270,325
	Total Michigan	$63,972,232
	Minnesota - 2.1%
1,935,000	Bloomington Port Authority, Radisson Blu Mall of America LLC, 9.0%, 12/1/35	$1,937,419
4,210,000	City of Bethel, Partnership Academy Project, Series A, 5.0%, 7/1/48	3,979,418
1,000,000	City of Bethel, Partnership Academy Project, Series A, 5.0%, 7/1/53	934,220
2,600,000	City of Brooklyn Park, Prairie Seeds Academy Project, Series A, 5.0%, 3/1/34	2,561,702
2,000,000	City of Brooklyn Park, Prairie Seeds Academy Project, Series A, 5.0%, 3/1/39	1,945,300
3,515,000	City of Deephaven MN, 5.0%, 7/1/55	3,567,373
400,000	City of Deephaven, Eagle Ridge Academy Project, Series A, 5.25%, 7/1/37	427,316
1,500,000	City of Deephaven, Eagle Ridge Academy Project, Series A, 5.5%, 7/1/50	1,595,385
2,000,000	City of Paul Minnesota, Housing & Redevelopment Authority, Great River School Project, Series A, 5.5%, 7/1/52 (144A)	2,090,440
1,500,000	City of Rochester MN, 5.125%, 9/1/38	1,500,975
3,145,000	City of Rochester, Math & Science Academy Project, Series A, 5.25%, 9/1/43	3,116,789
6,080,000	City of Rochester, Math & Science Academy Project, Series A, 5.375%, 9/1/50	6,093,498
1,415,000	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Higher Ground Academy Project, Series A, 5.125%, 12/1/38	1,453,828
1,300,000	Housing & Redevelopment Authority of The City of St. Paul Minnesota, St. Paul City School Project, Series A, 5.0%, 7/1/36	1,318,031
	Total Minnesota	$32,521,694
	Missouri - 0.5%
4,900,000	Community Memorial Hospital District, Missouri Hospital, 6.68%, 12/1/34	$4,908,869
400,000	Kansas City Industrial Development Authority, Series A, 4.25%, 4/1/26 (144A)	385,296
1,000,000	Kansas City Industrial Development Authority, Series A, 5.0%, 4/1/36 (144A)	922,360
2,300,000	Kansas City Industrial Development Authority, Series A, 5.0%, 4/1/46 (144A)	1,988,672
	Total Missouri	$8,205,197
	Nevada - 0.0%†
4,500,000(d)	City of Reno, Reno Transportation Rail Access, Series C, 7/1/58 (144A)	$486,765
	Total Nevada	$486,765
	New Jersey - 2.9%
975,000	New Jersey Economic Development Authority, 4.7%, 9/1/28 (144A)	$955,354
565,000	New Jersey Economic Development Authority, 5.375%, 9/1/33 (144A)	547,881
1,140,000	New Jersey Economic Development Authority, 5.625%, 9/1/38 (144A)	1,116,356
1,255,000	New Jersey Economic Development Authority, Charity Marion P. Thomas Charter School, 5.25%, 10/1/38 (144A)	1,267,550
7,205,000	New Jersey Economic Development Authority, Charity Marion P. Thomas Charter School, 5.375%, 10/1/50 (144A)	7,288,794
1,215,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, 5.25%, 7/1/37 (144A)	1,264,001
2,500,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, 5.375%, 7/1/47 (144A)	2,570,075
6,125,000	New Jersey Economic Development Authority, University Heights Charitable Schools Project, Series A, 5.75%, 9/1/50 (144A)	5,981,981
4,500,000	New Jersey Health Care Facilities Financing Authority, St. Peters University Hospital, 6.25%, 7/1/35	4,611,150
18,605,000	Tobacco Settlement Financing Corp., Series B, 5.0%, 6/1/46	19,442,597
	Total New Jersey	$45,045,739
	New Mexico - 1.0%
1,255,000	County of Otero, Mexico Jail Project, 9.0%, 4/1/23	$1,217,350
12,970,000(f)	County of Otero, Mexico Jail Project, 9.0%, 4/1/28	12,580,770
1,750,000	Lower Petroglyphs Public Improvement District, Refunding, 5.0%, 10/1/48	1,764,840
	Total New Mexico	$15,562,960
	New York - 9.1%
3,300,000	Battery Park City Authority, 5.0%, 11/1/49	$4,214,232
525,000	Buffalo & Erie County Industrial Land Development Corp., Medaille College Project, 5.0%, 10/1/28 (144A)	552,914
4,150,000	Buffalo & Erie County Industrial Land Development Corp., Medaille College Project, 5.0%, 10/1/38 (144A)	4,351,358
8,755,000	Erie Country New York Tobacco Asset Securitization Corp., Asset-Backed, Series A, 5.0%, 6/1/45	8,612,644
10,000,000(g)	Erie County Industrial Development Agency, Galvstar LLC Project, Series A, 9.25%, 10/1/30	1,250,000
8,000,000(g)	Erie County Industrial Development Agency, Galvstar LLC Project, Series B, 9.25%, 10/1/30	1,890,000
1,795,000(g)	Erie County Industrial Development Agency, Galvstar LLC Project, Series C, 9.25%, 10/1/30	424,069
7,000,000	Metropolitan Transportation Authority, 5.25%, 11/15/55	7,703,990
21,410,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.0%, 6/1/35	20,955,037
4,740,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.125%, 6/1/46	4,639,275
605,000	New York Counties Tobacco Trust IV, 5.0%, 6/1/42	596,034
18,800,000	New York Counties Tobacco Trust IV, 6.25%, 6/1/41 (144A)	19,313,804
13,120,000	New York Counties Tobacco Trust IV, Settlement Pass Through, Series A, 5.0%, 6/1/45	12,857,600
Principal Amount USD ($)		Value
	New York - (continued)
51,600,000(d)	New York Counties Tobacco Trust V, Capital Appreciation Pass Through, Sub Series S-4A, 6/1/60	$1,870,500
2,850,000	New York State Dormitory Authority, 5.0%, 8/1/31	3,257,265
3,395,000	Riverhead Industrial Development Agency, 7.65%, 8/1/34	3,352,121
15,050,000	Suffolk Tobacco Asset Securitization Corp., Capital Appreciation, Series C, 6.625%, 6/1/44	15,445,063
9,030,000	Suffolk Tobacco Asset Securitization Corp., Series B, 6.0%, 6/1/48	9,036,863
3,000,000	TSASC, Inc., 5.0%, 6/1/45	2,820,000
19,500,000	TSASC, Inc., 5.0%, 6/1/48	18,135,000
	Total New York	$141,277,769
	North Carolina - 1.5%
10,000,000(e)	County of Mecklenburg NC, 5.0%, 3/1/31	$13,501,200
1,600,000(e)	County of Wake NC, 5.0%, 8/1/27	2,080,928
1,000,000(e)	County of Wake NC, 5.0%, 4/1/28	1,334,360
5,000,000(e)	State of North Carolina, 5.0%, 6/1/28	6,338,200
	Total North Carolina	$23,254,688
	Ohio - 3.4%
43,500,000	Buckeye Tobacco Settlement Financing Authority, 5.0%, 6/1/55	$43,826,250
715,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.125%, 1/1/32 (144A)	674,095
5,275,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.45%, 1/1/38 (144A)	5,000,594
2,900,000	Southeastern Ohio Port Authority, Refunding & Improvement Memorial Health System, 6.0%, 12/1/42	2,994,250
	Total Ohio	$52,495,189
	Pennsylvania - 4.8%
200,000	Chester County Industrial Development Authority, 5.25%, 10/15/32	$192,918
1,000,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.125%, 10/15/37	978,010
2,435,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	2,312,934
8,425,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	8,807,158
4,000,000	Hospitals & Higher Education Facilities Authority of Philadelphia, Temple University Health System, Series A, 5.625%, 7/1/42	4,164,120
8,445,000	Pennsylvania Economic Development Financing Authority, US Airways Group, Series B, 8.0%, 5/1/29	8,482,749
9,435,000	Philadelphia Authority for Industrial Development, 5.5%, 6/1/49 (144A)	9,231,676
4,055,000	Philadelphia Authority for Industrial Development, 2800 American Street Co. Project, Series A, 5.625%, 7/1/48 (144A)	4,253,857
2,200,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A, 6.5%, 6/1/45	2,229,876
2,940,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A, 6.625%, 6/1/50	2,989,216
2,500,000	Philadelphia Authority for Industrial Development, Green Woods Charter School Project, Series A, 5.5%, 6/15/32	2,570,625
5,200,000	Philadelphia Authority for Industrial Development, Green Woods Charter School Project, Series A, 5.75%, 6/15/42	5,351,528
6,000,000	Philadelphia Authority for Industrial Development, Nueva Esperanze, Inc., 8.2%, 12/1/43	6,489,240
1,000,000	Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.5%, 6/15/33 (144A)	1,002,270
3,000,000	Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.75%, 6/15/43 (144A)	3,006,510
1,660,000	Philadelphia Authority for Industrial Development, Revenue International Education & Community Initiatives, 5.125%, 6/1/38 (144A)	1,715,975
3,500,000	Philadelphia Authority for Industrial Development, Revenue International Education & Community Initiatives, 5.25%, 6/1/48 (144A)	3,596,565
4,370,000	Philadelphia Authority for Industrial Development, Revenue International Education & Community Initiatives, 5.375%, 6/1/53 (144A)	4,523,518
1,570,000	Philadelphia Authority for Industrial Development, University of the Arts, 5.0%, 3/15/45 (144A)	1,517,923
	Total Pennsylvania	$73,416,668
	Puerto Rico - 3.0%
40,400,000(e)(g)	Commonwealth of Puerto Rico, Series A, 8.0%, 7/1/35	$21,917,000
24,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.0%, 7/1/58	24,500,000
	Total Puerto Rico	$46,417,000
	Rhode Island - 0.5%
2,065,000(g)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$371,700
2,000,000(f)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.0%, 9/1/47 (144A)	3,011,520
4,250,000	Tobacco Settlement Financing Corp., Series B, 5.0%, 6/1/50	4,346,092
	Total Rhode Island	$7,729,312
	Tennessee - 0.0%†
5,000	Johnson City Health & Educational Facilities Board, Appalachian Christian Village, 5.0%, 2/15/43	$4,308
	Total Tennessee	$4,308
	Texas - 4.7%
640,000	Arlington Higher Education Finance Corp., 3.5%, 3/1/24 (144A)	$677,830
16,875,000	Arlington Higher Education Finance Corp., 5.45%, 3/1/49 (144A)	17,051,512
170,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 5.875%, 3/1/24	174,386
525,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 6.625%, 3/1/29	547,055
Principal Amount USD ($)		Value
	Texas - (continued)
375,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.0%, 3/1/34	$394,159
7,030,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	7,308,388
325,000	City of Celina, 5.375%, 9/1/28	329,595
700,000	City of Celina, 5.5%, 9/1/24	704,410
250,000	City of Celina, 5.5%, 9/1/32	253,160
650,000	City of Celina, 5.875%, 9/1/40	660,198
1,075,000	City of Celina, 6.0%, 9/1/30	1,087,395
2,700,000	City of Celina, 6.25%, 9/1/40	2,729,700
4,520,000(e)	Klein Independent School District, 5.0%, 8/1/30 (PSF-GTD insured)	6,267,342
100,000	La Vernia Higher Education Finance Corp., 5.25%, 8/15/35 (144A)	106,252
2,000,000	La Vernia Higher Education Finance Corp., Meridian World School, Series A, 5.5%, 8/15/45 (144A)	2,111,780
1,700,000	Newark Higher Education Finance Corp., Austin Achieve Public Schools, Inc., 5.0%, 6/15/48	1,711,832
17,350,000(g)	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.0%, 7/1/38	4,272,438
5,370,000(e)	State of Texas, 5.0%, 8/1/25	6,675,984
8,142,447	Tarrant County Cultural Education Facilities Finance Corp., 5.75%, 12/1/54	7,497,077
2,250,000(g)	Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, Series A, 4.625%, 11/15/41	225
5,000,000(g)	Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, Series A, 4.875%, 11/15/48	500
120,000(c)	Tarrant County Cultural Education Facilities Finance Corp., MRC Crestview Project, 8.0%, 11/15/34	124,237
6,850,000(c)	Tarrant County Cultural Education Facilities Finance Corp., MRC Crestview Project, 8.125%, 11/15/44	7,092,079
1,000,000(g)	Texas Midwest Public Facility Corp., Secure Treatment Facility Project, 9.0%, 10/1/30	659,000
450,000	Texas Private Activity Bond Surface Transportation Corp., 7.0%, 6/30/40	452,057
1,250,000	Village on the Park, New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., 5.5%, 7/1/46	1,140,512
1,000,000	Village on the Park, New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., 5.75%, 7/1/51	947,440
90,000	Village on the Park, New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., 6.0%, 7/1/26	90,086
1,350,000	Village on the Park, New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., 7.0%, 7/1/51	1,351,215
	Total Texas	$72,417,844
	Utah - 0.5%
255,000(h)	Utah Charter School Finance Authority, Summit Academy High School, Series A, 7.25%, 5/15/21	$265,598
1,985,000(c)	Utah Charter School Finance Authority, Summit Academy High School, Series A, 8.125%, 5/15/31	2,136,376
5,145,000(c)	Utah Charter School Finance Authority, Summit Academy High School, Series A, 8.5%, 5/15/41	5,569,205
	Total Utah	$7,971,179
	Virginia - 7.8%
3,000,000	Ballston Quarter Community Development Authority, Series A, 5.5%, 3/1/46	$2,609,760
2,100,000	Cherry Hill Community Development Authority, Potomac Shores Project, 5.4%, 3/1/45 (144A)	2,018,667
10,000,000(e)	County of Fairfax VA, 5.0%, 10/1/30 (ST AID WITHHLDG Insured)	13,979,000
815,000	Embrey Mill Community Development Authority, 5.3%, 3/1/35 (144A)	822,751
4,655,000	Embrey Mill Community Development Authority, 5.6%, 3/1/45 (144A)	4,741,816
5,725,000	Loudoun County Virginia Economic Development Authority, Series A, 2.125%, 12/1/39	5,570,082
44,310,000	Tobacco Settlement Financing Corp., Series B-1, 5.0%, 6/1/47	43,425,129
4,605,000	Tobacco Settlement Financing Corp., Series B-2, 5.2%, 6/1/46	4,725,881
19,475,000	Tobacco Settlement Financing Corp./VA, 6.706%, 6/1/46	17,113,656
13,225,000	Virginia Small Business Financing Authority, 5.0%, 1/1/40	13,226,058
925,000	Virginia Small Business Financing Authority, 5.0%, 1/1/44	941,298
10,000,000	Virginia Small Business Financing Authority, 5.0%, 7/1/49	10,168,800
	Total Virginia	$119,342,898
	Wisconsin - 3.4%
2,660,000	Public Finance Authority, 5.0%, 6/1/50 (144A)	$2,627,415
775,000	Public Finance Authority, Community School of Davidson Project, 5.0%, 10/1/33	810,782
5,905,000	Public Finance Authority, Community School of Davidson Project, 5.0%, 10/1/48	5,971,549
1,590,000	Public Finance Authority, Coral Academy Science Las Vegas, 5.625%, 7/1/44	1,701,157
9,310,000	Public Finance Authority, Gardner Webb University, 5.0%, 7/1/31 (144A)	9,838,436
5,325,000	Public Finance Authority, Glenridge Palmer Ranch, Series A, 8.25%, 6/1/46 (144A)	5,663,031
5,057,500	Public Finance Authority, Las Ventanas Retirement Community, 7.0%, 10/1/42	5,093,712
475,000	Public Finance Authority, Lead Academy Project, Series A, 4.25%, 8/1/26 (144A)	470,810
2,000,000	Public Finance Authority, Lead Academy Project, Series A, 5.0%, 8/1/36 (144A)	2,044,540
2,500,000	Public Finance Authority, Lead Academy Project, Series A, 5.125%, 8/1/46 (144A)	2,525,475
500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.3%, 6/1/47	475,245
2,500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.375%, 6/1/52	2,375,075
8,615,000(d)	Public Finance Authority, Springshire Pre Development Project, 12/1/20 (144A)	8,109,472
1,245,000(c)	Public Finance Authority, Voyager Foundation, Inc., Project, Series A, 5.125%, 10/1/45	1,387,615
2,815,000(c)	Public Finance Authority, Voyager Foundation, Inc., Project, Series A, 6.2%, 10/1/42	3,204,314
	Total Wisconsin	$52,298,628
	TOTAL MUNICIPAL BONDS
	(Cost $1,439,575,101)	$1,407,541,811
Principal Amount USD ($)		Value
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 91.6%
	(Cost $1,447,725,558)(i)	$1,415,267,861
	OTHER ASSETS AND LIABILITIES - 8.4%	$129,925,979
	NET ASSETS - 100.0%	$1,545,193,840

AGM	Assured Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed.
RIB
Residual Interest Bond is purchased in a secondary market.  The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at May 31, 2020.

ST AID WITHHLDG	State Aid Withholding.
ST APPROP	State Appropriations.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2020, the value of these securities amounted to $297,050,093, or 19.2% of net assets.

†	Amount rounds to less than 0.1%.
(a)	Securities are restricted as to resale.
(b)	Consists of Revenue Bonds unless otherwise indicated.
(c)
Prerefunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(e)	Represents a General Obligation Bond.
(f)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at May 31, 2020.
(g)	Security is in default.
(h)	Escrow to maturity.
(i)	The concentration of investments by type of obligation/market sector is as follows:
Revenue Bonds:
Tobacco Revenue	30.1%
Education Revenue	21.6
Development Revenue	15.0
Health Revenue	14.3
General Obligation	13.7
Transportation Revenue	2.5
Facilities Revenue	1.6
Other Revenue	0.9
Water Revenue	0.3
Pollution Control Revenue	0.0 †
100.0%

† Amount rounds to less than 0.1%.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of May 31, 2020, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Debtors in Possession Financing	$–	$7,726,050	$–	$7,726,050
Municipal Bonds	–	1,407,541,811	–	1,407,541,811
Total Investments in Securities	$–	$1,415,267,861	$–	$1,415,267,861

During the nine months ended May 31, 2020, there were no transfers between Levels 1, 2 and 3.